Transactions With Related Parties And Affiliates	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES [Text Block]
NOTE 13 — TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES
Management fees: Pursuant to the management agreement dated November 16, 2007, which was revised in October 2009 and 2011, the Manager, a wholly owned subsidiary of Navios Holdings, provides commercial and technical management services to Navios Partners' vessels for a daily fee of: (a) $4.65 daily rate per Ultra-Handymax vessel; (b) $4.55 daily rate per Panamax vessel; and (c) $5.65 daily rate per Capesize vessel under December 31, 2013.
These daily fees cover all of the vessels' operating expenses, including the cost of dry dock and special surveys. Total management fees for the three and six month periods ended June 30, 2012 amounted to $7,323 and $14,557, respectively. Total management fees for the three and six month periods ended June 30, 2011 amounted to $6,466 and $12,514, respectively.

General and administrative expenses: Pursuant to the administrative services agreement dated November 16, 2007, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager pursuant to the same terms, until December 31, 2017.
Total general and administrative expenses charged by Navios Holdings for the three and six month periods ended June 30, 2012 amounted to $909 and $1,809, respectively. Total general and administrative expenses charged by Navios Holdings for the three and six month periods ended June 30, 2011 amounted to $847 and $1,647, respectively.
Balance due to related parties: Included in the current liabilities as of June 30, 2012 was an amount of $16,960, which represented the current account payable to Navios Holdings and its subsidiaries. The balance mainly consisted of the management fees outstanding amounting to $7,323 and administrative service fees and other payables amounting to $9,637. Amounts due to related parties as of December 31, 2011 was $4,077.
Vessels: On June 15, 2012, Navios Partners acquired from Navios Holdings the Navios Buena Ventura for a purchase price of $67,500. Favorable lease terms recognized through this transaction amounted to $21,193 and were related to the acquisition of the rights on the time charter-out contract of the vessel
     On May 19, 2011, Navios Partners acquired from Navios Holdings the Navios Luz for a purchase price of $78,000 and the Navios Orbiter for a purchase price of $52,000. Favorable lease terms recognized through this transaction amounted to $22,879 for the Navios Luz and $20,901 for the Navios Orbiter and were related to the acquisition of the rights on the time charter-out contracts of the vessels. The purchase price consisted of 507,916 common units issued to Navios Holdings valued at $9,960 and cash of $120,000. The number of common units issued was calculated based on a price of $19.6883 per common unit, which was the NYSE volume weighted average trading price of the common units for the ten business days immediately prior to the date of the acquisition.
     In February 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Apollon. The term of this charter is approximately two years commencing in February 2012, at a daily rate of $12,500 net per day for the first year and $13,500 net per day for the second year, plus 50/50 profit sharing based on actual earnings. For the six month period ended June 30, 2012, the total revenue of Navios Partners from Navios Holdings amounted to $1,660.
     In May 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Prosperity. The term of this charter is approximately one year commencing in May 2012, at a daily rate of $12,000 net per day plus profit sharing the first $1,500 in profits above the base rate and thereafter all profits will be split 50% to each party. For the six month period ended June 30, 2012, the total revenue of Navios Partners from Navios Holdings amounted to $291.
Others: Navios Partners has entered into an Omnibus Agreement with Navios Holdings pursuant to which Navios Holdings and its controlled affiliates (other than us, our general partner and our subsidiaries) generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of our general partner. The Omnibus Agreement, however, contains significant exceptions that allow Navios Holdings or any of its controlled affiliates to compete with us under specified circumstances which could harm our business. In addition, concurrently with the successful consummation of the initial business combination by Navios Maritime Acquisition Corporation, or Navios Acquisition, on May 28, 2010, because of the overlap between Navios Acquisition, Navios Holdings and us, with respect to possible acquisitions under the terms of our Omnibus Agreement, we entered into a business opportunity right of first refusal agreement which provides the types of business opportunities in the marine transportation and logistics industries, we, Navios Holdings and Navios Acquisition must share with the each other.
    On January 1, 2012, in accordance with the terms of the partnership agreement, all of the outstanding subordinated units converted into 7,621,843 shares of common units (conversion excluded the subordinated Series A units). Subsequent to the end of the subordination period, and upon their conversion into common units, these units have the same distribution rights as all other common units.
    On June 29, 2012, in accordance with the terms of the partnership agreement, the outstanding subordinated Series A units converted into 1,000,000 shares of common units. Upon their conversion into common units, these units have the same distribution rights as all other common units. As of June 30, 2012, Navios Holdings holds a total of 14,223,763 common units, representing a 23.2% common interest in Navios Partners.